Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Revenues
Sales to third parties	$ 110,364,887	$ 99,212,363	$ 39,287,999
Sales to related parties	0	1,016	1,952
Total revenues	110,364,887	99,213,379	39,289,951
Cost of revenues	(106,078,132)	(93,775,293)	(34,180,670)
Gross profit	4,286,755	5,438,086	5,109,281
Operating expenses
Allowance for doubtful accounts	32,007	(57,173)	875,094
Selling and distribution expenses	(145,292)	(305,367)	(292,709)
General and administrative expenses	(2,132,095)	(4,133,178)	(2,838,790)
Total operating expenses	(2,245,380)	(4,495,718)	(2,256,405)
Income from operations	2,041,375	942,368	2,852,876
Other income (expenses)
Change in fair value of derivative liability	873,767	419,649	0
Interest income	743,858	516,869	33,576
Interest expense	(650,813)	(134,144)	(73,866)
Amortization of debt issuance costs	(1,691,609)	(48,160)	0
Government grant	1,439,208	0	0
Other income, net	101,520	409,030	(379,225)
Total other income (expenses), net	815,931	1,163,244	(419,515)
Income before income taxes	2,857,306	2,105,612	2,433,361
Provision for income taxes	(313,493)	118,367	(25,571)
Net income from continuing operations	2,543,813	2,223,979	2,407,790
Discontinued operations
Net loss from discontinued operations, net of tax	0	0	(51,352)
Net income	2,543,813	2,223,979	2,356,438
Net loss attributable to non-controlling interest from discontinued operations	0	0	1,976
Net income	2,543,813	2,223,979	2,358,414
Comprehensive income
Net income	2,543,813	2,223,979	2,356,438
Foreign currency translation	(4,281,978)	(16,344,967)	1,990,561
Total comprehensive (loss) income	(1,738,165)	(14,120,988)	4,398,351
Comprehensive income attributable to noncontrolling interest	0	0	(46,525)
Comprehensive (loss) income attributable to Farmmi, Inc.	$ (1,738,165)	$ (14,120,988)	$ 4,351,826
Weighted average number of ordinary shares
Basic	3,628,923	2,905,984	514,212
Diluted	8,452,875	2,905,984	522,276
Earnings per ordinary share
Earnings (loss) per ordinary share - basic	$ 0.70	$ 0.77	$ 4.58
- Continuing operations	0.70	0.77	4.68
- Discontinued operations	0	0	(0.10)
Earnings (loss) per ordinary share - diluted	0.30	0.77	4.51
- Continuing operations	0.30	0.77	4.61
- Discontinued operations	$ 0	$ 0	$ (0.10)